PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES (Details Textual)		1 Months Ended	12 Months Ended				72 Months Ended	84 Months Ended
	Jul. 11, 2017	Dec. 31, 2000	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2006	Dec. 31, 2006	Dec. 31, 2018 CLP ($)	Dec. 31, 2018 BRL (R$)
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Deferred Tax Liabilities, Net			$ 1,625,047,000		$ 1,663,983,000
Area of land afforested		4,777 hectares						23,012 hectares
Capacity of plant								250,000 m3
Additional area of land afforested			1,505.6 hectares	1,505.6 hectares			8,089 hectares
Fund for export duties payable			$ 23,463,000						$ 885,528,092
Receivables from taxes other than income tax			6,555,207
Required collateral value			8,768,000						$ 330,929,852
Value of litigation against company			12,262,000	$ 8,519,046,182
Civil lawsuits payable			886,000		908,000	$ 863,000
Labour lawsuits payable			776,000		375,000	2,255,000
Fee in lawsuits payable						1,490,000
Estimated tax liabilities after considering special remedy			14,878,000							R$ 57,556,262
Increase (decrease) in other provisions			(4,439,000)		$ (244,000)	$ 3,581,000
Compensation For Damages Sought Value			828,000	575,000,000
Compensation Sought For Actual Damages Value			16,105,000	11,189,270,050
Compensation Sought For Loss Of Profit Value				11,189,270,050
Compensation Sought For Moral Damages Value			7,197,000	5,000,000,000
Value of Emerging Damages			11,369,000	7,899,046,182
Value of Damages of Lost Profit			720,000	500,000,000
Value for Moral Damages			$ 173,000	$ 120,000,000
Area of land Under Possession			1,855.9 hectares	1,855.9 hectares
Total Area of Land			2,700 hectares	2,700 hectares
Valdivia plant [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Penalty levied by sma			$ 6,495,000
Annual Tax Units			7,777						7,777	7,777
Arauco do Brasil S.A. [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Estimated tax liabilities | R$										R$ 164,159,000
Estimated tax liabilities after considering special remedy | R$										R$ 42,435
Forestal Arauco S.A. [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Value of litigation against company			$ 6,050,000	$ 4,203,216,164
Litigation payable for general damage			166,000	115,026,673
Litigation payable for loss of profit			875,000	607,849,413
Percentage of sale of hereditary rights in real estate property which is under litigation proceedings	87.50%
Area of real estate property which is under litigation proceedings	5,144.22 hectares
Tax contingent liability [member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Deferred Tax Liabilities, Net			6,580,000						$ 4,571,664,617
Discount allowed on tax payable			1,741,000	1,209,399,164
Deferred tax liabilities after discount			$ 4,839,000	$ 3,362,265,453